AUDITORS' REMUNERATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Auditors Remuneration [Line Items]
Auditing or review of the financial report	$ 704	$ 485	$ 461
Professional services related to filing of various Forms with the US Securities and Exchange Commission	33
Other non-assurance services	59
Total remuneration of the auditor	$ 796	$ 485	461
Auditors' remuneration, former auditors
Auditors Remuneration [Line Items]
Auditing or review of the financial report			$ 400